Income Taxes - Schedule of Components of the Income Tax Provision (benefit) (Details) (Hong Kong Wetouch Electronics Technology Limited) - Hong Kong Wetouch Electronics Technology Limited [Member] - USD ($)
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current tax provision	$ 2,724,662	$ 2,136,180
Deferred tax provision (benefit)
Income tax provision	2,724,662	2,136,180
Hong Kong [Member]
Current tax provision
Deferred tax provision (benefit)
China [Member]
Current tax provision	2,724,662	2,136,180
Deferred tax provision (benefit)